CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)	12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022
Cash flows from operating activities:
Net (loss) income	$ (14,040,769)	$ (5,625,740)	$ 2,229,708
Adjustments to reconcile net (loss) income to net cash (used in) provided by operating activities:
Allowance for accounts receivable	7,029,706	179,562	497,397
Allowance (reversal of allowance) for advances to suppliers	1,807,897	(207,668)	0
Allowance (reversal of allowance) for prepaid expenses and other current assets	32,249	(3,616)	0
Allowance for inventories	107,008	195,355	0
Depreciation expenses	1,389,926	1,564,673	1,365,830
Loss on disposal of property, plant and equipment	0	536	42
Amortization of operating lease right-of-use assets	78,708	114,472	106,011
Amortization of intangible assets and land use right	211,434	207,348	65,852
Depreciation of biological assets	932,784	873,358	0
Loss on disposal of subsidiaries	1,290,201	0	0
Deferred income taxes	(8,984)	(961,506)	(9,033)
Amortization of deferred revenue	(81,896)	(97,366)	(261,533)
Amortization of debts issuance costs	0	277,500	0
Issuance of ordinary shares for services	0	1,100,000	0
Interest expenses	233,873	0	0
Changes in operating assets and liabilities:
Accounts receivable	10,859,002	(11,266,039)	(8,503,455)
Inventories, net	(1,623,995)	(2,151,007)	248,675
Advances to suppliers	(5,320,689)	(21,761,492)	(9,286,781)
Prepaid expenses and other current assets	(65,080)	(295,191)	(384,367)
Accounts payable	(4,018,100)	5,446,546	6,357,128
Operating lease liabilities	(32,004)	(16,107)	(366,239)
Taxes payable	164,264	(508,292)	398,560
Accrued expenses and other current liabilities	(1,316,707)	2,769,703	27,586
Net cash used in operating activities	(2,371,172)	(30,164,971)	(7,514,619)
Cash flows from investing activities:
Proceeds from disposal of subsidiaries, net of cash	1,569,508	0	0
Purchase of treasury shares	(430)	0	0
Other receivables	0	(769,875)	20,790,311
Purchase of property, plant, and equipment	0	(683,392)	(2,493,448)
Acquisition of a subsidiary, net of cash	0	(613)	0
Prepayment to acquire a subsidiary	0	0	(17,746,979)
Prepayment for purchase of property, plant, and equipment	0	0	(1,421,646)
Term deposits	0	0	(3,042,843)
Net cash provided by (used in) investing activities	1,569,078	(1,452,654)	2,171,081
Cash flows from financing activities:
Proceeds from warrants exercised	145,290	0	0
Proceeds from private placements	0	0	18,000,000
Proceeds from issuance of shares and warrants	0	8,945,433	5,528,702
Proceeds from convertible notes	0	3,000,000	0
Repayment of related-party loans	(2,082)	0	(2,000,295)
Proceeds from related parties loans	807,439	266,739	414,814
Repayment of loans	(24,816)	(4,578,329)	(2,922,341)
Proceeds from loans	0	5,798,704	5,918,330
Net cash provided by financing activities	925,831	13,432,547	24,939,210
Effect of exchange rate changes on cash	(1,916)	333,708	(1,739,558)
Net increase (decrease) in cash	121,821	(17,851,370)	17,856,114
Cash, beginning of year	195,502	18,046,872	190,758
Cash, end of year	317,323	195,502	18,046,872
Supplemental disclosure information:
Cash paid for income tax	59	28,764	71,849
Cash paid for interest	36,726	241,484	45,218
Supplemental non-cash activities:
Issuance of shares for acquisition	0	18,373,771	0
Issuance of ordinary shares for convertible notes redemption	2,419,174	1,250,000	0
Lease liabilities arising from obtaining right-of-use assets	$ 0	$ 1,156	$ 2,866